Income taxes (Earnings and income taxes by jurisdiction) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 487,153	$ 84,795
Current income taxes	33,546	7,673
Deferred income taxes (recovery)	92,791	(12,142)
Income tax (recovery) expense	126,337	(4,469)
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	562,139	99,944
Current income taxes	26,230	2,260
Deferred income taxes (recovery)	104,885	(10,178)
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(74,986)	(15,149)
Current income taxes	7,316	5,413
Deferred income taxes (recovery)	$ (12,094)	$ (1,964)